SCHEDULE OF CONSOLIDATED COMPANIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Paid in capital	$ 607,200	$ 500,000
Tian'an Technology Group Ltd [Member]
Date of Incorporation	Apr. 08, 2021
Domicile of Incorporation	British Virgin Islands
Paid in capital	$ 0
Percentage of effective ownership	89.00%
Percent principal activities	Investment holding
Yunke Jingrong Information Technology Co., Ltd. [Member]
Date of Incorporation	Oct. 27, 2021
Domicile of Incorporation	the PRC
Paid in capital	$ 0
Percentage of effective ownership	100.00%
Percent principal activities	Investment holding
Shanghai Qige Power Technology Co., Ltd. [Member]
Date of Incorporation	Aug. 10, 2016
Domicile of Incorporation	the PRC
Paid in capital	$ 0
Percentage of effective ownership	100.00%
Percent principal activities	Production and distribution of power drive product systems and retail healthcare products
Henan Qige Power Artificial Intelligence Technology Co., Ltd. [Member]
Date of Incorporation	Sep. 25, 2024
Domicile of Incorporation	the PRC
Paid in capital	$ 100,000
Percentage of effective ownership	100.00%
Percent principal activities	Artificial intelligence software development and healthcare services